Material Accounting Policy Information - Disclosure of wholly owned subsidiaries (Details)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
GP GreenPower Industries Inc. [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Canada
Percentage Ownership	100.00%	100.00%
Principal Activity	Holding company
GreenPower Motor Company, Inc. [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation	United States
Percentage Ownership	100.00%	100.00%
Principal Activity	Electric bus manufacturing and distribution
0939181 BC Ltd. [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Canada
Percentage Ownership	100.00%	100.00%
Principal Activity	Electric bus sales and leasing
San Joaquin Valley Equipment Leasing, Inc. [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation	United States
Percentage Ownership	100.00%	100.00%
Principal Activity	Electric bus leasing
0999314 BC Ltd. [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Canada
Percentage Ownership	100.00%	100.00%
Principal Activity	Inactive
Electric Vehicle Logistics Inc. [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation	United States
Percentage Ownership	100.00%	100.00%
Principal Activity	Vehicle Transportation
GreenPower Manufacturing WV Inc [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation	United States
Percentage Ownership	100.00%	100.00%
Principal Activity	Electric bus manufacturing and distribution
GP Truck Body Inc. [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation	United States
Percentage Ownership	100.00%
Principal Activity	Truck body manufacturing
Lion Truck Body Incorporated [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation	United States
Percentage Ownership	100.00%	100.00%
Principal Activity	Truck body manufacturing
Gerui New Energy Vehicle Co Ltd [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation	China
Percentage Ownership	100.00%	100.00%
EA Green-Power Private Ltd [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation	India
Percentage Ownership	100.00%	100.00%
Principal Activity	Electric bus manufacturing and distribution